PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of other provisions [abstract]
Schedule of Changes in Provisions

(in millions of Euros)	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2024	86	—	21	107
Allowance	—	1	—	1
Amounts used	(1)	—	—	(1)
Unused amounts reversed	—	—	(2)	(2)
Effects of changes in foreign exchange rates	—	—	—	—
At June 30, 2024	85	1	19	105

Of which non-current	75	—	11	86
Of which current	10	1	8	19
Total provisions	85	1	19	105

Schedule of Legal Claims and Other Costs

(in millions of Euros)	At June 30, 2024	At December 31, 2023
Litigation	11	13
Disease claims	8	8
Total provisions for legal claims and other costs	19	21